Equity-Accounted Investments - Narrative (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Jun. 30, 2013	Dec. 31, 2020 USD ($) joint_venture	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of joint ventures [line items]
Borrowings			$ 3,170,977	$ 3,184,512	$ 3,097,742
Equity-accounted investments			$ 241,731	$ 232,216	$ 208,819
Libra Joint Venture
Disclosure of joint ventures [line items]
Number of joint ventures | joint_venture			2
Ownership interest	50.00%		50.00%	50.00%	50.00%
Libra Joint Venture | Interest rate swap contract
Disclosure of joint ventures [line items]
Financial instrument, term			10 years
Notional amount			$ 483,500	$ 536,100
Exchange of LIBOR-based interest at the weighted average fixed rate	2.52%
OOG-TKP FPSO GmbH & Co KG
Disclosure of joint ventures [line items]
Ownership interest		50.00%	50.00%
OOG-TKP FPSO GmbH & Co KG | Interest rate swap contract
Disclosure of joint ventures [line items]
Notional amount				105,900
Ten Year Plus Construction Period Loan Facility | Libra Joint Venture
Disclosure of joint ventures [line items]
Borrowings			$ 529,100	586,500
Ten Year Plus Construction Period Loan Facility | Libra Joint Venture | LIBOR
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis			2.65%
Term Loan Facility | OOG-TKP FPSO GmbH & Co KG
Disclosure of joint ventures [line items]
Borrowings			$ 53,400	$ 105,900
Term Loan Facility | OOG-TKP FPSO GmbH & Co KG | LIBOR
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis		3.50%